Assets for Rights of Use and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Summary of Carrying Amounts of Right of Use Assets
a)
Set out below are the carrying amounts of right-of-use assets recognized and the movements during the periods:

(In thousand Euros)	Buildings	Vehicles	Other assets	Total
Balance at January 1, 2024	29,495	1,551	4,377	35,423
Additions	—	1,084	2,226	3,310
Depreciation for the year	(3,084)	(1,016)	(2,050)	(6,150)
Translation differences	(408)	—	—	(408)
Balance at December 31, 2024	26,003	1,619	4,553	32,175
Additions	1,106	—	1,372	2,478
Depreciation for the year	(2,785)	(632)	(1,832)	(5,249)
Others	(201)	—	11	(190)
Translation differences	(642)	(1)	(32)	(675)
Balance at December 31, 2025	23,481	986	4,072	28,539

Summary of Carrying Amounts of Lease Liabilities
b)
Set out below are the carrying amounts of lease liabilities and the movements during the periods:

(In thousand Euros)	Buildings	Vehicles	Other assets	Total
Balance at January 1, 2024	33,463	1,514	4,000	38,977
Additions to liabilities	—	1,084	2,226	3,310
Interest on lease liabilities	1,633	95	183	1,911
Lease payments	(4,149)	(1,639)	(1,969)	(7,757)
Translation differences	(35)	—	—	(35)
Balance at December 31, 2024	30,912	1,054	4,440	36,406
Additions to liabilities	1,106	—	1,372	2,478
Interest on lease liabilities	1,535	46	158	1,739
Lease payments	(4,006)	(683)	(1,861)	(6,550)
Others	(201)	—	11	(190)
Translation differences	(745)	—	(34)	(779)
Balance at December 31, 2025	28,601	417	4,086	33,104

Summary of Maturity Analysis of Lease Liabilities

An analysis of the contractual maturity of lease liabilities, including future interest payable, is as follows:

(In thousand Euros)	December 31, 2025	December 31, 2024	December 31, 2023
6 months or less	2,941	3,284	3,491
6 months to 1 year	2,811	2,905	3,339
From 1 to 2 years	10,467	10,000	5,760
From 2 to 5 years	22,686	16,888	13,925
More than 5 years	3,377	13,808	25,020
Total	42,282	46,885	51,535

Summary of Detailed Information about Components of Lease Amounts Recognized In Profit or Loss

Amounts recognized in profit or loss derived from lease liabilities and expenses on short-term and low value leases (IFRS 16 exemption applied) are as follows:

(In thousand Euros)	2025	2024	2023
Interest on lease liabilities (see note 21)	1,739	1,911	1,341
Expenses relating to short-term and low value leases (see note 19)	786	1,785	2,314